CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Products	$ 174,343	$ 122,439	$ 111,178
Services	47,649	41,464	37,336
Total revenues	221,992	163,903	148,514
Cost of revenues:
Products	62,242	50,386	50,691
Services	28,563	25,362	20,743
Expense related to royalty buyout agreement with the Israel Innovation Authority (Note 8)		12,875
Total cost of revenues	90,805	88,623	71,434
Gross profit	131,187	75,280	77,080
Operating expenses:
Research and development expenses, net (Note 2N)	38,956	34,998	39,703
Sales and marketing expenses	24,554	21,523	15,967
General and administrative expenses	8,100	6,835	8,511
Amortization of intangible assets (Note 3)	1,758	1,758	1,318
Total operating expenses	73,368	65,114	65,499
Operating income	57,819	10,166	11,581
Financing income, net	2,276	1,216	643
Income before tax on income	60,095	11,382	12,224
Income tax expenses (benefit)	13,636	1,738	(3,501)
Net income for the year	$ 46,459	$ 9,644	$ 15,725
Earnings per share:
Basic	$ 1.68	$ 0.35	$ 0.58
Diluted	$ 1.63	$ 0.35	$ 0.57
Shares used in calculation of earnings per share:
Basic	27,696	27,175	27,185
Diluted	28,524	27,503	27,510